Note 12 - Subordinated Debentures (Trust Preferred Securities) (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Subordinated Borrowing [Table Text Block]
			3-Month		Total
			Libor	Added	Interest		5-Year
Description	Date	Amount	Rate	Points	Rate	Maturity	Call Option
(dollars in thousands)

Colony Bankcorp Statutory Trust III	6/17/2004	$4,640	1.89963%	2.68%	4.57963%	6/14/2034	6/17/2009
Colony Bankcorp Capital Trust I	4/13/2006	5,155	1.94463%	1.50%	3.44463%	4/13/2036	4/13/2011
Colony Bankcorp Capital Trust II	3/12/2007	9,279	1.96050%	1.65%	3.61050%	3/12/2037	3/12/2012
Colony Bankcorp Capital Trust III	9/14/2007	5,155	1.93550%	1.40%	3.33550%	9/14/2037	9/14/2012